ACCOUNTS RECEIVABLE AND OTHER - Schedule of Current and Non-Current Accounts Receivable (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Current	$ 22,772	$ 20,283
Non-current	10,737	9,935
Accounts receivable and other	$ 33,509	$ 30,218